Issued Share Capital and Other Reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Currency translation
Currency translation, beginning balance	€ (54)	€ (11)	€ (15)
Currency translation	71	(43)	4
Currency translation, ending balance	17	(54)	(11)
Short term and long term investments
Tax effect of gain on sale of long term investment reclassified to accumulated deficit	30
Cash flow hedges
Cash flow hedges, beginning balance	(3)	(4)	(1)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(11)	5	(7)
Losses/(gains) reclassified to revenue	51	(15)	10
(Gains)/losses reclassified to cost of revenue	(40)	11	(7)
Deferred tax	(1)	0	1
Cash flow hedges, ending balance	(4)	(3)	(4)
Share-based compensation
Share-based payments, beginning balance	680	494	334
Share-based compensation (Note 19)	222	181	127
Income tax impact associated with share-based compensation (Note 10)	21	34	26
Issuance of share-based compensation in conjunction with business combinations (Note 5)	0	0	13
Restricted stock units withheld for employee taxes	(54)	(29)	(6)
Share-based payments,ending balance	869	680	494
Other reserves, ending balance	853	1,687	924
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and long term investments
Investments, beginning balance	5	1	(4)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(8)	8	7
Gains reclassified to consolidated statement of operations	(2)	(3)	0
Deferred tax	2	(1)	(2)
Investments, ending balance	(3)	5	1
Reserve of gains and losses from investments in equity instruments
Short term and long term investments
Investments, beginning balance	1,059	444	561
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(1,218)	777	(149)
Gain on sale of long term investment reclassified to accumulated deficit	(134)	0	0
Tax effect of gain on sale of long term investment reclassified to accumulated deficit	30	0	0
Deferred tax	237	(162)	32
Investments, ending balance	€ (26)	€ 1,059	€ 444